Contingency	6 Months Ended
Jun. 30, 2024
Contingency
Contingency

Note 10 – Contingency

In 2024, Chugai filed a lawsuit in the Tokyo District Court, Japan against AbbVie’s and Genmab’s subsidiaries in Japan asserting that their activities with EPKINLY (epcoritamab) in Japan infringe two Japanese patents held by Chugai, JP6278598 and JP6773929. Chugai is claiming damages and injunctive relief.

Genmab and AbbVie believe that the two Japanese patents are invalid and not infringed and intend to vigorously defend against the lawsuit, and thus no provision has been recorded related to this matter.